Operating leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Lease costs
Lease costs recorded under operating leases for the three and six months ended June 30, 2019 were as follows:

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
	(in thousands)
Operating lease costs	$8,964	$17,619
Income from sub-leases	(547)	(1,067)
Net operating lease costs	$8,417	$16,552

Operating lease maturity
Future minimum lease payments under non-cancelable leases as of June 30, 2019 were as follows:

Minimum rental
payments
(in thousands)
Due within 1 year	$30,609
Due between 1 and 5 years	68,975
Thereafter	19,012
Total future minimum lease payments	118,596
Lease imputed interest	(10,045)
Total	$108,551